Property and equipment - Summary of information about property plant equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2019	Nov. 30, 2018	Dec. 01, 2017
Cost
Beginning Balance	$ 101	$ 48
Ending Balance	1,071	101
Net carrying amounts
Property and equipment	101	48	$ 48
Cost
Cost
Beginning Balance	256	195
Additions	1,169	74
Disposals	(111)	(13)
Ending Balance	1,314	256
Net carrying amounts
Property and equipment	1,314	256
Accumulated depreciation
Accumulated depreciation
Beginning Balance	155	147
Depreciation	199	21
Disposals	(111)	(13)
Ending Balance	243	155
Computer equipment
Cost
Beginning Balance	16	10
Ending Balance	144	16
Net carrying amounts
Property and equipment	16	10
Computer equipment | Cost
Cost
Beginning Balance	82	77
Additions	206	18
Disposals	(57)	(13)
Ending Balance	231	82
Net carrying amounts
Property and equipment	231	82
Computer equipment | Accumulated depreciation
Accumulated depreciation
Beginning Balance	66	67
Depreciation	78	12
Disposals	(57)	(13)
Ending Balance	87	66
Laboratory equipment
Cost
Beginning Balance	22	29
Ending Balance	75	22
Net carrying amounts
Property and equipment	22	29
Laboratory equipment | Cost
Cost
Beginning Balance	47	47
Additions	60
Ending Balance	107	47
Net carrying amounts
Property and equipment	107	47
Laboratory equipment | Accumulated depreciation
Accumulated depreciation
Beginning Balance	25	18
Depreciation	7	7
Ending Balance	32	25
Office furniture and equipment
Cost
Beginning Balance	11	9
Ending Balance	276	11
Net carrying amounts
Property and equipment	11	9
Office furniture and equipment | Cost
Cost
Beginning Balance	75	71
Additions	313	4
Disposals	(54)	0
Ending Balance	334	75
Net carrying amounts
Property and equipment	334	75
Office furniture and equipment | Accumulated depreciation
Accumulated depreciation
Beginning Balance	64	62
Depreciation	48	2
Disposals	(54)
Ending Balance	58	64
Leasehold improvements
Cost
Beginning Balance	52
Ending Balance	576	52
Net carrying amounts
Property and equipment	52	52
Leasehold improvements | Cost
Cost
Beginning Balance	52
Additions	590	52
Disposals		0
Ending Balance	642	52
Net carrying amounts
Property and equipment	642	$ 52
Leasehold improvements | Accumulated depreciation
Accumulated depreciation
Depreciation	66
Ending Balance	$ 66